Condensed Consolidated Interim Statements of Loss and Other Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue (Note 11)	$ 4,262	$ 1,675
Expenses:
Operating costs (Note 12(a))	5,150	2,251
Depreciation of property and equipment (Note 4)	174	111
Amortization of intangible assets (Note 5)	56	78
Depreciation of right of use assets (Note 6)	87	76
Gain on derecognition of right of use assets (Note 6)	(27)
Expenses	5,440	2,516
Operating loss	(1,178)	(841)
Financing costs (Note 12(b))	(28)	(18)
(Loss) gain on foreign currency translation	(6)	20
Loss before income taxes	(1,212)	(839)
Current
Income tax expense
Loss for the period	(1,212)	(839)
Other comprehensive loss:
Foreign currency translation differences	(26)	3
Comprehensive loss for the period	$ (1,238)	$ (836)
Basic loss per share	$ (0.02)	$ (0.02)
Diluted loss per share	$ (0.02)	$ (0.02)
Weighted average number of Class A common shares - basic	55,969,624	41,785,867
Weighted average number of Class A common shares - diluted	55,969,624	41,785,867